Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	Standard Lithium Ltd.
Entity Central Index Key	0001537137
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q3
Amendment Flag	false